UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07700
Morgan Stanley Limited Term Municipal Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: March 31, 2009
Date of reporting period: September 30, 2008
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Limited Term Municipal Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended September 30, 2008

Total Return for the 6 Months ended September 30, 2008

Morgan Stanley	Lehman Brothers	Lipper Intermediate
Limited Term	Municipal Bond Index	Municipal Debt Funds
Municipal Trust	(10-Year)[1]	Index[2]
–2.65%	–1.48%	–2.11%

The Fund’s total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The financial markets were highly volatile throughout the reporting period as disrupted credit markets, recession fears, the declining housing market, and ongoing losses in the financial sector led to increasing investor anxiety. The third quarter of 2008, however, will most certainly go down as a defining moment in the history of the financial industry, a period in which the landscape of the system changed in ways most would have never imagined.

As the quarter began, Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), the two bedrock government-sponsored entities that own or guarantee about half of the nation’s outstanding mortgage debt, were facing financial disintegration as the value of the agencies’ assets had severely eroded. At the same time, economic data was signaling slowing growth while rising food and energy prices were fueling inflation, heightening investor anxiety. In early September, the government was forced to rescue Fannie Mae and Freddie Mac and shortly thereafter, Lehman Brothers filed for bankruptcy. Investor confidence plummeted, sparking a downward spiral in the market that accelerated at an alarming pace. In the weeks that followed, Merrill Lynch was taken over by Bank of America; the nation’s largest insurer, AIG, was forced to take a loan from the Federal Reserve to stay afloat; Washington Mutual, the largest U.S. bank, was placed into receivership of the FDIC; beleaguered Wachovia Bank was on the verge of being taken over; and Morgan Stanley and Goldman Sachs were converted to bank holding companies.

The consolidation in the banking and brokerage industry has altered the flow of capital and diminished liquidity in the municipal market. The biggest issue facing the municipal market is a general lack of trading as new issue offerings have either been tabled or downsized. As a result, yields on even the highest quality and historically most liquid municipal securities reached record highs during the period, with yields on 30-year, high-grade issues far exceeding those of comparable Treasuries. Overall, for the first nine months of 2008, the municipal market posted the second lowest year-to-date return in more than 20 years.

Performance Analysis

Morgan Stanley Limited Term Municipal Trust underperformed the Lehman Brothers Municipal Bond Index (10-Year) and the Lipper Intermediate Municipal Debt Funds Index for the six months ended September 30, 2008.

The Fund’s yield-curve positioning detracted from relative performance. The portfolio held an overweight relative to the Lehman Brothers Municipal Bond Index (10-Year) to longer-dated municipal issues with maturities of 10 years of more. Unfortunately, longer-dated municipal issues underperformed short- and intermediate-dated issues during the period as the municipal yield curve steepened.

The Fund maintained a focus on higher-quality municipal issues throughout the period, which was additive to performance. The prolonged flight to quality in the market led the higher-rated segment of the market to outpace the lower-rated segment and therefore, the Fund’s higher credit quality versus that of the Lehman Brothers Municipal Bond Index (10-Year) helped enhance relative performance.

With regards to sectors, holdings in tobacco and health care hindered performance, while holdings in utilities and general obligation issues benefited returns.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS as of 09/30/08
Hospital	13.1%
Airport	10.0
Appropriation	10.0
Public Power	9.6
Tobacco	9.2

LONG-TERM CREDIT ANALYSIS as of 09/30/08
Aaa/AAA	11.5%
Aa/AA	48.1
A/A	14.3
Baa/BBB	20.7
Ba/BB	0.0
N/R	5.4

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION as of 09/30/2008
California	13.7%
Washington	7.3
Texas	6.8
New York	6.8
Maryland	6.7
Florida	6.3
Missouri	5.1
Ohio	4.2
New Jersey	4.2
Tennessee	3.5
Alaska	2.9
Arizona	2.9
Georgia	2.7
Illinois	2.5
Kansas	2.1
Pennsylvania	2.1
Michigan	2.0
Virginia	1.9%
Massachusetts	1.6
Oregon	1.6
District of Columbia	1.5
New Hampshire	1.3
Alabama	1.3
South Carolina	0.9
Colorado	0.8
Nevada	0.7
Indiana	0.7
Arkansas	0.7
Minnesota	0.7
Louisiana	0.4

Total Long-Term Investments†	95.9
Short-Term Investment	3.2
Other Assets in Excess of Liabilities	0.9

Net Assets	100.0%

† Does not include open long/short futures contracts with an underlying face amount of $134,719,940 with unrealized appreciation of $1,243.

Subject to change daily. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Top five sectors are as a percentage of net assets and long-term credit analysis are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in intermediate-term securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., generally invests the Fund’s assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments and their respective agencies. In deciding which securities to buy, hold or sell, the Investment Adviser considers market, economic and political conditions. These municipal obligations will have the following ratings at the time of purchase:

•	municipal bonds — within the four highest grades by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Rating Group, a division of The McGraw-Hill Companies, Inc. (“S&P”), or Fitch Ratings (“Fitch”);

•	municipal notes — within the two highest grades or, if not rated, have outstanding bonds within the three highest grades by Moody’s, S&P or Fitch; and

•	municipal commercial paper — within the highest grade by Moody’s, S&P or Fitch.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended September 30, 2008

Symbol	DWLTX
1 Year	(1.78)%[3]

5 Years	1.93	[3]
10 Years	3.37	[3]

Since Inception (7/12/93)	3.92	[3]

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	The Lehman Brothers Municipal Bond Index (10-Year) measures the performance of municipal bonds rated at least Baa+ by Moody’s Investors Service, Inc., and with maturities ranging between 8 and 12 years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Intermediate Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Intermediate Municipal Debt Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions. There are no sales charges.

Expense Example

As a shareholder of the Fund, you incur: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 04/01/08 – 09/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have certain transactional costs, such as sales charges (loads) or exchange fees.

			Expenses Paid
	Beginning	Ending	During Period@
	Account Value	Account Value	04/01/08 –
	04/01/08	09/30/08	09/30/08
Actual (−2.65% return)	$1,000.00	$973.50	$3.17
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.86	$3.24

@	Expenses are equal to the Fund’s annualized expense ratio of 0.64% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). If the Fund had borne all of its expenses that were waived by the Investment Adviser and Administrator, the annualized expense ratio would have been 0.73% (before expense offset).

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended December 31, 2007, as shown in a report provided by Lipper (the “Lipper Report”), compared to the performance of comparable funds selected by Lipper (the “performance peer group”). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the “management fee”) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the “expense peer group”), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board noted that the Fund’s assets were relatively small. The Board concluded that it would be premature to consider economies of scale in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called “fall-out benefits” derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as “float” benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that, from time to time, the Adviser may, directly or indirectly, effect trades on behalf of certain Morgan Stanley Funds through various electronic communications networks or other alternative trading systems in which the Adviser’s affiliates have ownership interests and/or board seats. The Board concluded that the fall-out benefits were relatively small.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund (“soft dollars”). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Tax-Exempt Municipal Bonds (95.9%)
	Alabama (1.3%)
$2,000	Jefferson County, Alabama, School Ser 2004 A	5.25%	01/01/15	$1,730,300

	Alaska (2.9%)
1,500	Alaska Industrial Development & Export Authority, Lake Dorothy Hydroelectric Ser 2006 (AMT) (AMBAC Insd)	5.25	12/01/21	1,344,570
1,000	Alaska International Airports, Ser 2002 B (AMBAC Insd)	5.75	10/01/13	1,065,660
1,795	Northern Tobacco Securitization Corporation, Alaska, Asset Backed Ser 2006 A	4.625	06/01/23	1,542,156

				3,952,386

	Arizona (2.9%)
1,000	Arizona Power Authority, Hoover Uprating Refg Ser 2001A	5.25	10/01/16	1,064,450
2,000	Glendale Industrial Development Authority, Arizona, John C Lincoln Health Ser 2005 B	5.25	12/01/22	1,810,120
1,000	University of Arizona, Ser 2005 B COPs (AMBAC Insd)	5.00	06/01/20	1,000,380

				3,874,950

	Arkansas (0.7%)
1,000	Washington County, Arkansas, Washington Regional Medical Center Ser 2005 B	5.00	02/01/19	939,630

	California (13.7%)
2,000	California County Tobacco Securitization Agency, Los Angeles County Securitization Corp Ser 2006 A	0.00 (a)	06/01/28	1,278,180
2,000	California Department of Water Resources, Power Supply Ser 2002 A (AMBAC Insd)	5.50	05/01/14	2,136,140
1,000	California Department of Water Resources, Power Supply Ser 2002 A (MBIA Insd)	5.50	05/01/13	1,075,900
2,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center Refg Ser 2005	5.00	11/15/19	1,951,581
1,000	California Pollution Control Financing Authority, San Diego Gas & Electric Co 1996 Ser A	5.90	06/01/14	1,031,830
1,825	California Statewide Communities Development Authority, Adventist Health West Ser 2005 A	5.00	03/01/19	1,769,301
1,000	California Statewide Communities Development Authority, Lancer Educational Student Housing Ser 2007	5.40	06/01/17	944,310
1,000	Golden State Tobacco Securitization Corporation, California, Asset-Backed Ser 2007 A-1	5.00	06/01/33	729,580
2,000	Golden State Tobacco Securitization Corporation, California, Enhanced Asset Backed Ser 2005 A (AMBAC Insd)	5.00	06/01/21	1,849,200

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$1,500	Independent Cities Lease Financing Authority, California, San Juan Mobile Estates Ser 2006 A	4.875%	05/15/26	$1,241,535
1,470	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/17	1,416,683
2,000	Orange County Transportation Authority, California, Toll Road Refg Ser 2003 A (AMBAC Insd)	5.25	08/15/14	2,117,820
1,000	Santa Rosa Rancheria Tachi Yokut Tribe, California, Ser 2006	5.00	03/01/20	902,780

				18,444,840

	Colorado (0.8%)
1,000	Pueblo School District #60, Colorado, Ser 2002 (FSA Insd)	5.375	12/15/14	1,055,520

	District of Columbia (1.5%)
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.25	02/01/16	1,032,100
1,000	District of Columbia Ballpark, Washington, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/19	977,450

				2,009,550

	Florida (6.3%)
1,000	Alachua County Health Facilities Authority, Florida, Shands Teaching Hospital & Clinics Ser 1996 A (MBIA Insd)	6.25	12/01/11	1,068,500
1,000	Greater Orlando Aviation Authority, Florida, Ser 1997 (AMT) (FGIC Insd)	5.75	10/01/11	1,029,930
2,000	Manatee County School District, Florida, Sales Tax Ser 2003 (AMBAC Insd)	5.00	10/01/15	2,062,240
2,000	Orange County School Board, Florida, Ser 2001 A COPs (AMBAC Insd)	5.25	08/01/14	2,096,640
1,000	St Johns County Industrial Development Authority, Florida, Glenmoor Ser 2006 A	5.25	01/01/26	782,080
1,500	University of Central Florida, UCF Convocation Corp Ser 2005 A COPs (FGIC Insd)	5.00	10/01/17	1,490,025

				8,529,415

	Georgia (2.7%)
1,500	Clayton County Water Authority, Georgia, Refg Ser 2003	5.25	05/01/14	1,618,905
2,000	Municipal Electric Authority of Georgia, Combustion Turbine Ser 2002 A (MBIA Insd)	5.25	11/01/14	2,091,400

				3,710,305

	Illinois (2.5%)
750	Southwestern Development Authority, Illinois, Tri-City Regional Port District Refg Ser 2003 A (AMT)	4.90	07/01/14	704,940
2,000	University of Illinois, COPs Ser 2003 (AMBAC Insd)	5.00	10/01/14	2,104,700
664	Village of Pingree Grove, Illinois, Cambridge Lakes Ser 2005-1	5.25	03/01/15	621,624

				3,431,264

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Indiana (0.7%)
$1,000	Indiana Health Facilities Financing Authority, Community Hospitals Ser 2005 A (AMBAC Insd)	5.00%	05/01/20	$961,920

	Kansas (2.1%)
3,000	Unified Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	4.75	12/01/16	2,866,620

	Louisiana (0.4%)
500	Louisiana Offshore Terminal Authority, Deepwater Port Ser 2007 B-2	4.30	10/01/37	511,180

	Maryland (6.7%)
1,000	Baltimore County, Maryland, Oak Crest Village Inc Ser 2007 A	5.00	01/01/22	915,370
1,000	Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA Insd)	5.25	09/01/21	901,760
2,000	Maryland Department of Transportation, Ser 2003	5.25	12/15/14	2,174,260
1,000	Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Ser 2006 B	5.00	01/01/17	900,510
1,000	Maryland State Economic Development Corporation, Chesapeake Bay Conference Center Ser 2006 A	5.00	12/01/16	910,720
3,000	Northeast Maryland Waste Disposal Authority, Montgomery County Refg Ser 2003 (AMT) (AMBAC Insd)	5.50	04/01/12	3,063,570

				8,866,190

	Massachusetts (1.6%)
1,000	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA Insd)	5.625	01/01/12	1,056,540
1,000	Massachusetts, Ser 2001 D (MBIA Insd)	6.00	11/01/13	1,113,350

				2,169,890

	Michigan (2.0%)
1,575	Detroit, Michigan, CoBo Hall Ser 2003 (MBIA Insd)	5.00	09/30/13	1,654,474
1,100	Michigan Hospital Finance Authority, Henry Ford Health Ser 2006 A	5.00	11/15/20	1,018,996

				2,673,470

	Minnesota (0.7%)
1,000	Minneapolis & St. Paul, Metropolitan Airports Commission, Minnesota, Ser 2005 B (AMT) (AMBAC Insd)	5.00	01/01/20	920,470

	Missouri (5.1%)
1,500	Fenton, Missouri, Gravois Bluffs Refg Ser 2006	5.00	04/01/13	1,544,430
1,000	Gravois Bluffs Transportaion Development District, Missouri, Sales Tax Ser 2007	4.75	05/01/32	845,060

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$2,000	Kansas City School District, Missouri, Elementary School Refg Ser 2003 B (FGIC Insd)	5.00%	02/01/14	$2,057,640
1,540	St Louis County Industrial Development Authority, Missouri, The Ranken-Jordan Home for Convalescent Crippled Children Ser 2007	5.00	11/15/22	1,246,106
1,100	St Louis, Missouri, Lambert-St Louis Int’l Airport Ser 2003 A (FSA Insd)	5.25	07/01/12	1,156,012

				6,849,248

	Nevada (0.7%)
1,000	Clark County, Nevada, Aviation Fuel Tax Ser 2003 C (AMT) (AMBAC Insd)	5.00	07/01/13	994,910

	New Hampshire (1.3%)
1,750	New Hampshire, Turnpike Refg Ser 2003 (AMBAC Insd)	5.00	02/01/16	1,791,422

	New Jersey (4.2%)
1,000	New Jersey Economic Development Authority, Cigarette Tax Ser 2004 (FGIC Insd)	5.00	06/15/12	1,029,780
1,000	New Jersey Economic Development Authority, School Construction Refg 2005 Ser N-1 (AMBAC Insd) (b)	5.00	09/01/17	1,023,620
2,000	Passaic Valley Sewage Commission, New Jersey, Sewer Ser 2003 (FGIC Insd)	5.00	12/01/14	2,049,900
2,000	Tobacco Settlement Financing Corporation, New Jersey, Ser 2007-1A	4.625	06/01/26	1,527,480

				5,630,780

	New York (6.8%)
2,000	Erie County Industrial Development Agency, New York, Buffalo School District Ser 2003 (FSA Insd)	5.75	05/01/14	2,163,780
2,000	New York City Industrial Development Agency, New York, Terminal One Group Association Ser 2005 (AMT)	5.00	01/01/10	2,023,100
3,000	Tobacco Settlement Financing Corporation, New York, State Contingency Ser 2003 B	5.50	06/01/15	3,031,170
1,000	Triborough Bridge & Tunnel Authority, New York, Ser 2001 A	5.25	01/01/14	1,040,810
1,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.00	06/01/26	855,390

				9,114,250

	Ohio (4.2%)
1,390	Akron Bath Copley, Joint Township Hospital District, Ohio, Akron General Ser 2006 A	5.00	01/01/15	1,398,048
2,250	Franklin County, Ohio, Trinity Health Ser 2005 A	5.00	06/01/17	2,217,060
2,000	Ohio Municipal Electric Generation Agency, American Municipal Power-Ohio Inc Refg 2004 (AMBAC Insd)	5.00	02/15/16	2,055,920

				5,671,028

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Oregon (1.6%)
$2,000	Portland, Oregon, Sewer Refg 2004 Ser B (FSA Insd)	5.00%	06/01/17	$2,092,700

	Pennsylvania (2.1%)
700	Harrisburg Authority, Pennsylvania, Harrisburg University of Science & Technology Ser 2007 A	5.40	09/01/16	675,500
1,000	Pennsylvania State University, Refg Ser 2002	5.25	08/15/13	1,076,140
1,000	Swarthmore Borough Authority, Pennsylvania, Swarthmore College Ser 2002	5.25	09/15/14	1,053,900

				2,805,540

	South Carolina (0.9%)
35	Lexington County, South Carolina, Health Services District Inc., Lexmed Inc Ser 2007	5.00	11/01/16	34,444
175	Richland County, South Carolina, Environmental Improvement Ser 2007 A	4.60	09/01/12	166,723
1,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA Insd)	5.25	01/01/15	1,044,400

				1,245,567

	Tennessee (3.5%)
370	Chattanooga Health, Educational and Housing Facilities Board, Tennessee, University of Tennesse Chattanooga Refg Ser 2005 A	5.00	10/01/15	348,488
1,200	Sullivan County Health, Educational & Housing Facilities Board, Tennessee, Wellmont Health Ser 2006 C	5.00	09/01/22	1,045,656
4,000	Tennessee Energy Acquisition Corporation, Ser 2006 A	5.25	09/01/19	3,321,080

				4,715,224

	Texas (6.8%)
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 (AMT) (XLCA Insd)	5.00	11/01/12	1,992,100
2,000	Dallas Fort Worth International Airport, Texas, Refg Ser 2006 A (AMT) (XLCA Insd)	5.00	11/01/13	1,970,840
1,000	Lower Colorado River Authority, Texas, LCRA Services Corp Refg Ser 2004 (FGIC Insd)	5.00	05/15/19	999,940
2,000	Texas Tech University, Refg & Impr Ser 2003 (AMBAC Insd)	5.25	02/15/15	2,103,300
2,000	West Harris County Regional Water Authority, Texas, Ser 2005 (FSA Insd)	5.00	12/15/17	2,048,400

				9,114,580

	Virginia (1.9%)
1,480	Richmond Metropolitan Authority, Virginia, Ser 2002 (FGIC Insd)	5.25	07/15/13	1,547,769
1,000	Tobacco Settlement Financing Corporation, Virginia, Asset Backed Ser 2005	5.25	06/01/19	1,031,630

				2,579,399

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Washington (7.3%)
$2,000	Bellevue School District #405, Washington, Ser 2002 (FGIC Insd)	5.00%	12/01/15	$2,066,060
2,000	Klickitat County Public Utilities District #1, Washington, Refg Ser 2006 B (FGIC Insd)	5.25	12/01/21	1,955,800
2,030	North Kitsap School District #400, Washington, Refg Ser 2005 (FSA Insd)	5.125	12/01/18	2,077,522
4,010	Port of Seattle, Washington, Passenger Facility Ser 1998 A (MBIA Insd)	5.00	12/01/23	3,789,450

				9,888,832

	Total Tax-Exempt Municipal Bonds (Cost $136,025,783)			129,141,380

NUMBER OF
SHARES (000)

	Short-Term Investment (c) (3.2%)
	Investment Company
4,352	Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class (Cost $4,352,337)			4,352,337

	Total Investments (Cost $140,378,120) (d)(e)		99.1%	133,493,717

	Other Assets in Excess of Liabilities		0.9	1,193,566

	Net Assets		100.0%	$134,687,283

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
(a)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(b)	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $516,213.
(c)	See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class.
(d)	Securities have been designated as collateral in an amount equal to $89,350,609 in connection with open futures contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $490,429 and the aggregate gross unrealized depreciation is $7,374,832 resulting in net unrealized depreciation of $6,884,403.

Bond Insurance:
AMBAC	AMBAC Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Portfolio of Investments - September 30, 2008 (unaudited) continued

Futures Contracts Open at September 30, 2008:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
394	Long	Swap Future 5 Year December 2008	$42,749,000	$(144,040)
91	Long	U.S. Treasury Notes 2 Year December 2008	19,422,813	31,848
85	Long	U.S. Treasury Bonds 20 Year December 2008	9,959,610	(54,829)
20	Short	Swap Future 10 Year December 2008	(2,236,875)	11,283
222	Short	U.S. Treasury Notes 10 Year December 2008	(25,446,750)	293,288
311	Short	U.S. Treasury Notes 5 Year December 2008	(34,904,892)	(136,307)

		Net Unrealized Appreciation		$1,243

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements

Statement of Assets and Liabilities
September 30, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $136,025,783)	$129,141,380
Investment in affiliate, at value (cost $4,352,337)	4,352,337
Cash	165,161
Receivable for:
Interest	2,010,456
Investments sold	40,404
Shares of beneficial interest sold	34,034
Variation margin	33,974
Dividends from affiliate	6,614
Prepaid expenses and other assets	29,696

Total Assets	135,814,056

Liabilities:
Payable for:
Shares of beneficial interest redeemed	904,562
Dividends to shareholders	58,944
Investment advisory fee	40,127
Transfer agent fee	17,378
Administration fee	10,042
Accrued expenses and other payables	95,720

Total Liabilities	1,126,773

Net Assets	$134,687,283

Composition of Net Assets:
Paid-in-capital	$142,402,792
Net unrealized depreciation	(6,883,160)
Accumulated undistributed net investment income	1,911
Accumulated net realized loss	(834,260)

Net Assets	$134,687,283

Net Asset Value Per Share 13,152,187 shares outstanding (unlimited shares authorized of $.01 par value)	$10.24

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements continued

Statement of Operations
For the six months ended September 30, 2008 (unaudited)

Net Investment Income:
Income
Interest	$3,290,049
Dividends from affiliate	32,964

Total Income	3,323,013

Expenses
Investment advisory fee	317,367
Administration fee	60,451
Transfer agent fees and expenses	51,898
Interest and residual trust expenses	31,156
Professional fees	28,260
Custodian fees	18,737
Shareholder reports and notices	16,061
Registration fees	11,591
Trustees’ fees and expenses	3,326
Other	13,008

Total Expenses	551,855
Less: amounts waived/reimbursed	(65,428)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 3)	(1,890)

Net Expenses	484,537

Net Investment Income	2,838,476

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	162,831
Futures contracts	(472,855)
Swap contract	(195,614)

Net Realized Loss	(505,638)

Change in Unrealized Appreciation/Depreciation
Investments	(6,291,040)
Futures contracts	300,447
Swap contracts	(18,126)

Net Change In Unrealized Appreciation/Depreciation	(6,008,719)

Net Loss	(6,514,357)

Net Decrease	$(3,675,881)

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	SEPTEMBER 30, 2008	MARCH 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,838,476	$6,093,682
Net realized gain (loss)	(505,638)	802,594
Net change in unrealized appreciation/depreciation	(6,008,719)	(3,483,713)

Net Increase (Decrease)	(3,675,881)	3,412,563

Dividends to shareholders from net investment income	(2,838,253)	(6,110,614)
Net decrease from transactions in shares of beneficial interest	(18,383,059)	(9,427,576)

Net Decrease	(24,897,193)	(12,125,627)
Net Assets:
Beginning of period	159,584,476	171,710,103

End of Period (Including accumulated undistributed net investment income of $1,911 and $1,688, respectively)	$134,687,283	$159,584,476

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Limited Term Municipal Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (4) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Floating Rate Note Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate note obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest Income” and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” in the Fund’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. As of the six months ended September 30, 2008, the Fund did not hold any floating rate note obligations.

E. Interest Rate Swaps — Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund adopted the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes on September 27, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended March 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.42% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage fees) by assuming the Fund’s “other expenses” and/or waiving the Fund’s advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis. These voluntary assumptions/waivers may be discontinued at any time.

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

3. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. For the six months ended September 30, 2008, advisory fees paid were reduced by $1,890 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $32,964. During the six months ended September 30, 2008, cost of purchases and sales of Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class were $21,945,874 and $22,892,105, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2008, aggregated $4,051,223 and $23,844,452, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended September 30, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,048. At September 30, 2008, the Fund had an accrued pension liability of $48,767 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

4. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	SEPTEMBER 30, 2008		MARCH 31, 2008
	SHARES	AMOUNT	SHARES	AMOUNT
	(unaudited)
Sold	537,467	$5,719,460	1,738,602	$18,806,732
Reinvestment of dividends	263,017	2,781,117	434,747	4,691,325

	800,484	8,500,577	2,173,349	23,498,057
Redeemed	(2,536,109)	(26,883,636)	(3,045,207)	(32,925,633)

Net decrease	(1,735,625)	$(18,383,059)	(871,858)	$(9,427,576)

5. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2008, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market of open futures contracts and dividend payable.
6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.
7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a Dealer Trust in exchange for cash and residual interests in the Dealer Trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund’s net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund’s portfolio securities. The use of

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts (“futures contracts”).

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.
8. Fair Valuation Measurements
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Morgan Stanley Limited Term Municipal Trust
Notes to Financial Statements - September 30, 2008 (unaudited) continued

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

		FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$133,493,717	$4,352,337	$129,141,380	—
Other Financial Instruments*	1,243	1,243	—	—

Total	$133,494,960	$4,353,580	$129,141,380	—

*	Other financial instruments include futures, forwards, and swap contracts.
9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instrument and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the financial statements has not yet been determined.
10. Subsequent Event
Subsequent to September 30, 2008, conditions in the worldwide debt and equity markets have deteriorated significantly. These conditions have had a negative effect on the market value of the Fund’s investments since September 30, 2008.

Morgan Stanley Limited Term Municipal Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED MARCH 31,
	SEPTEMBER 30, 2008			2008		2007		2006		2005		2004
	(unaudited)
Selected Per Share Data:

Net asset value, beginning of period	$10.72			$10.90		$10.82		$10.80		$11.05		$10.96

Income (loss) from investment operations:
Net investment income	0.20			0.39		0.38		0.36		0.34		0.33
Net realized and unrealized gain (loss)	(0.48)			(0.18)		0.10		0.03		(0.25)		0.09

Total income (loss) from investment operations	(0.28)			0.21		0.48		0.39		0.09		0.42

Less dividends and distributions from:
Net investment income	(0.20)			(0.39)		(0.38)		(0.36)		(0.34)		(0.33)
Net realized gain	—			—		(0.02)		(0.01)		—		—

Total dividends and distributions	(0.20)			(0.39)		(0.40)		(0.37)		(0.34)		(0.33)

Net asset value, end of period	$10.24			$10.72		$10.90		$10.82		$10.80		$11.05

Total Return(1)	(2.65)		%(5)	2.08%		4.41%		3.70%		0.81%		3.90%

Ratios to Average Net Assets:
Total expenses (before expense offset)	0.64%(3	)(6)		0.74	%(2)(3)	0.68	%(2)	0.61	%(2)	0.68	%(2)	0.68	%(2)
Total expenses (before expense offset, exclusive of interest and residual trust expenses)	0.60%(3	)(4)(6)		0.61	%(2)(3)(4)	0.61	%(2)(4)	0.61	%(2)(4)	0.68	%(2)	0.68	%(2)
Net investment income	3.76%(4	)(6)		3.64	%(4)	3.53	%(4)	3.33	%(4)	3.09%		2.97%

Supplemental Data:
Net assets, end of period, in thousands	$134,687			$159,585		$171,710		$191,643		$201,342		$206,133
Portfolio turnover rate	3%(5)			3%		18%		28%		32%		46%

(1)	Calculated based on the net asset value as of the last business day of the period.
(2)	Does not reflect the effect of expense offset of 0.01%.
(3)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(4)	If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	INCOME RATIO
September 30, 2008	0.73%	3.67%
March 31, 2008	0.82	3.43
March 31, 2007	0.71	3.43
March 31, 2006	0.69	3.25

(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Limited Term Municipal Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Limited Term Municipal Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This Page Intentionally Left Blank)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.
(c)  2008 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
Limited Term
Municipal Trust

Semiannual
Report

September 30, 2008

DWLSAN
IU08-05868P-Y09/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Limited Term Municipal Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
November 18, 2008
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 18, 2008

3